Non-Current Liabilities (Details 1) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Maturity analysis:
Less than one year	$ 463	$ 525
One to five years	312	1,106
Total lease commitments	775	1,631
Impact of discounting remaining lease payments	(103)	(217)
Total lease liabilities as of January 1, 2020	672	1,414
Lease liabilities as of December 31, 2020	672	1,077
Current	429	414
Non-current	243	663
Total	$ 672	$ 1,077